Investment Strategy	Jun. 03, 2025
Invesco BulletShares 2035 Corporate Bond ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund generally will invest at least 80% of its total assets in the securities that comprise the Underlying Index. Strictly in accordance with its guidelines and mandated procedures, Invesco Indexing LLC (the “Index Provider”) compiles and maintains the Underlying Index. The Index Provider is affiliated with Invesco Capital Management LLC, the Fund’s investment adviser (the “Adviser”), and Invesco Distributors, Inc., the Fund’s distributor (the “Distributor”).
The Underlying Index seeks to measure the performance of a portfolio of U.S. dollar-denominated investment grade corporate bonds with maturities or, in some cases, “effective maturities” in the year 2035 (collectively, “2035 Bonds”). Certain bonds in which the Fund may invest may contain embedded issuer call options. An embedded issuer call option means that the bond's issuer has the right to redeem a bond prior to its designated maturity date. Accordingly, the effective maturity date of a bond reflects an assessment of when that bond is likely to be called by the issuer, or in the alternate, the bond's stated maturity date (if it is not called by the issuer). With respect to establishing the effective maturity of a bond, the effective maturity is the actual year of maturity (i) if no embedded issuer call option exists for a bond; (ii) if a bond contains an embedded issuer call option, with the first call date within 13 months of maturity and a par call price; and (iii) unless the yield to next call date is less than the yield to maturity, in which case the bond’s effective maturity is deemed to be the year of the next call date.
In selecting components for inclusion in the Underlying Index, the Index Provider begins with an investment universe of U.S. dollar-denominated bonds issued by companies domiciled in the U.S., Canada, Western Europe (which the Index Provider defines, as of the date of this prospectus, to be: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom) or Japan. To be eligible for inclusion in the Underlying Index, bonds must (i) be 2035 Bonds (i.e., will mature or will have an effective maturity in the year 2035); (ii) pay a fixed amount of taxable interest; (iii) be rated at least BBB- by S&P Global Ratings, a division of S&P Global Inc. (“S&P”), or Fitch Ratings Inc. (“Fitch”) or at least Baa3 by Moody’s Investors Service, Inc. (“Moody’s”); and (iv) have at least $500 million in face value outstanding (existing bonds in the eligible universe require $400 million in face value outstanding to remain eligible).
2035 Bonds selected for inclusion in the Underlying Index are market value weighted, with a 5% limit on individual issuers applied at each monthly rebalance prior to the final maturing year of the Underlying Index. Bonds held by the Fund generally will be held until they mature, are called or no longer meet the eligibility requirements of the Underlying Index and are removed from the Underlying Index.
As of April 30, 2025, the Underlying Index was comprised of 169 constituents.
The Fund will terminate on or about December 15, 2035, without requiring additional approval by the Board of Trustees (the “Board”) of Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”) or Fund shareholders, although the Board may change the termination date. In connection with the termination of the Fund, the Fund will make a cash distribution of its net assets to then-current shareholders after making appropriate provisions for any liabilities of the Fund.
The Fund does not seek to distribute any predetermined amount of cash at maturity. During the maturing year of the Underlying Index (i.e., 2035), no new constituents are added and the Underlying Index rebalances only through June. In the last six months of operation, when the 2035 Bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper. The Fund should not be confused with a target date fund, which has assets that are managed according to a particular glidepath that illustrates how its investment strategy becomes increasingly conservative over time.
The Fund does not purchase all of the securities in the Underlying Index; instead, the Fund utilizes a “sampling” methodology to seek to achieve its investment objective.
The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended (the “1940 Act”).
Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.
Invesco BulletShares 2033 High Yield Corporate Bond ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund generally will invest at least 80% of its total assets in the securities that comprise the Underlying Index. Strictly in accordance with its guidelines and mandated procedures, Invesco Indexing LLC (the “Index Provider”) compiles and maintains the Underlying Index. The Index Provider is affiliated with Invesco Capital Management LLC, the Fund’s investment adviser (the “Adviser”), and Invesco Distributors, Inc., the Fund’s distributor (the “Distributor”).
The Underlying Index seeks to measure the performance of a portfolio of U.S. dollar-denominated high yield corporate bonds (commonly known as “junk bonds”) with maturities or, in some cases, “effective maturities” in the year 2033 (collectively, “2033 Bonds”). Certain bonds in which the Fund may invest may contain embedded issuer call options. An embedded issuer call option means that the bond's issuer has the right to redeem a bond prior to its designated maturity date. Accordingly, the effective maturity date of a bond reflects an assessment of when that bond is likely to be called by the issuer, or in the alternate, the bond's stated maturity date (if it is not called by the issuer). With respect to establishing the effective maturity of a bond, the effective maturity is the actual year of maturity (i) if no embedded issuer call option exists for a bond; (ii) if a bond contains an embedded issuer call option, with the first call date within 13 months of maturity and a par call price; and (iii) unless the yield to next call date is less than the yield to maturity, in which case the bond’s effective maturity is deemed to be the year of the next call date.
In selecting components for inclusion in the Underlying Index, the Index Provider begins with an investment universe of U.S. dollar-denominated bonds issued by companies domiciled in the U.S., Canada, Western Europe (which the Index Provider defines, as of the date of this prospectus, to be: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom) or Japan. To be eligible for inclusion in the Underlying Index, bonds must (i) be 2033 Bonds (i.e., will mature or will have an effective maturity in the year 2033); (ii) pay a fixed amount of taxable interest; (iii) have a maximum credit rating of BB+ from S&P Global Ratings, a division of S&P Global Inc. (“S&P”), or Fitch Ratings Inc. (“Fitch”) or a maximum credit rating of Ba1 from Moody’s Investors Service, Inc. (“Moody’s”); (iv) have a minimum average credit rating (computed by calculating the simple average of a bond’s rating published by S&P, Fitch and Moody’s and then rounding down to the nearest rating step) of CCC- from S&P, Fitch and Moody’s; and (v) have at least $200 million in face value outstanding (existing bonds in the eligible universe require $150 million in face value outstanding to remain eligible).
The eligible universe may include securities issued in accordance with Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”).
2033 Bonds selected for inclusion in the Underlying Index are market value weighted, with a 5% limit on individual issuers applied at each monthly rebalance prior to the final maturing year of the Underlying Index. Bonds held by the Fund generally will be held until they mature, are called or no longer meet the eligibility requirements of the Underlying Index and are removed from the Underlying Index.
As of April 30, 2025, the Underlying Index was comprised of 52 constituents.
The Fund will terminate on or about December 15, 2033, without requiring additional approval by the Board of Trustees (the “Board”) of Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”) or Fund shareholders, although the Board may change the termination date. In connection with the termination of the Fund, the Fund will make a cash distribution of its net assets to then-current shareholders after making appropriate provisions for any liabilities of the Fund.
The Fund does not seek to distribute any predetermined amount of cash at maturity. During the maturing year of the Underlying Index (i.e., 2033), no new constituents are added and the Underlying Index does not rebalance. In the last twelve months of operation, when the 2033 Bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper. The Fund should not be confused with a target date fund, which has assets that are managed according to a particular glidepath that illustrates how its investment strategy becomes increasingly conservative over time.
The Fund does not purchase all of the securities in the Underlying Index; instead, the Fund utilizes a “sampling” methodology to seek to achieve its investment objective.
The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended (the “1940 Act”).
Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.